Basis of Presentation and Consolidation and Summary of Significant Accounting Policies - Impairment of long-lived assets (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Impairment loss	$ 0.0	$ 0.0	$ 0.0	$ 0.0